Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transaction [Line Items]
Related Party Transactions
Note 5—Related Party Transactions
Founder Shares
On February 15, 2024, the Company issued an aggregate of 7,187,500 Founder Shares, in exchange for a $25,000 payment (approximately $0.003 per share) from the Sponsor to cover certain expenses on behalf of the Company. In April 2025, the Company, through a share capitalization, issued the Sponsor an additional 1,437,500 Founder Shares. In May 2025, the Company, through a share capitalization, issued the Sponsor an additional 1,725,000 Founder Shares, for which the Sponsor now holds 10,350,000 Founder Shares in the aggregate. All share and per share data has been retrospectively presented. As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the Public Shares issuable upon conversion thereof. The Founder Shares are identical to the Public Shares except that the Founder Shares automatically convert into Public Shares at the time of the initial Business Combination (with such conversion taking place immediately prior to, simultaneously with, or immediately following the time of the initial Business Combination, as may be determined by the directors of the Company) or earlier at the option of the holder and are subject to certain transfer restrictions, as described in more detail below. The Sponsor agreed to forfeit up to an aggregate of 1,350,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters so that the Founder Shares will represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. As a result of the full exercise of the over-allotment option by the underwriters, the 1,350,000 Founder Shares are no longer subject to forfeiture.
The Sponsor is not entitled to redemption rights with respect to any Founder Shares and any Public Shares held by the Sponsor in connection with the completion of the initial Business Combination. If the initial Business Combination is not completed within the Combination Period, the Sponsor would not be entitled to rights to liquidating distributions from the Trust Account with respect to any Founder Shares held by it.
The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of (i) six months after the completion of the initial Business Combination or (ii) subsequent to the initial Business

Combination (the date on which the Company consummates a transaction which results in the shareholder having the right to exchange its shares for cash, securities, or other property subject to certain limited exceptions).
Registration Rights
The holders of Founder Shares, Private Placement Units (and their underlying securities) and units that may be issued upon conversion of working capital loans (and their underlying securities), if any, and any Class A Ordinary Shares issuable upon conversion of the Founder Shares and any Class A Ordinary Shares held by the Sponsor at the completion of the Initial Public Offering or acquired prior to or in connection with the initial Business Combination, are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the registration statement for the Initial Public Offering. These holders are entitled to make up to three demands and have “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Administrative Support Agreement
Commencing on the date the securities of the Company are first listed, May 14, 2025, the Company agreed to reimburse the managing member of the Sponsor in an amount equal to $30,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2025, the Company incurred and paid $225,000 of fees for these services. For the period from January 4, 2024 (inception) through December 31, 2024, the Company did not incur any fees for these services.
Director Agreements
On August 1, 2025, the Company entered into a director agreement (each, a “Director Agreement”) with each of the three independent directors of the Company
, pursuant to which, in connection with each director’s continuing service as a director of the Company, the Company agreed to pay each director a cash compensation of $75,000 per annum, beginning on the later of the date of appointment of each director and August 1, 2025. For the year ended December 31, 2025, the Company incurred $93,750 in fees related to the Director Agreement of which $37,500 were paid and $56,250 are included in accrued expenses on the accompany consolidated balance sheets. For the period from January 4, 2024 (inception) through December 31, 2024, the Company did not incur any fees for these services.
Related Party Loans
On February 15, 2024, the Company and the Sponsor entered into a loan agreement, whereby the Sponsor agreed to loan the Company an aggregate of up to $600,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “IPO Promissory Note”). The IPO Promissory Note was
non-interest
bearing and payable on the earlier of December 31, 2025, or the date on which the Company consummates the Initial Public Offering. As of December 31, 2025 and 2024, there were amounts of $0 and $184,847, respectively, outstanding under the IPO Promissory Note. The Company repaid the borrowings in full at the closing of the Initial Public Offering. Borrowings under the IPO Promissory Note are no longer available.
Working Capital Loans
In addition, in order to finance transaction costs in connection with its initial Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, enter into Working Capital Loans with the Company. If the Company completes its initial Business Combination, the Company would repay the Working Capital Loans. In the event that the initial Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. If the

Sponsor makes any Working Capital Loans, up to $1,500,000 of such loans may be convertible into units of the post business combination entity at a price of $10.00 per unit at the option of the lender. Such units and their underlying securities would be identical to the Private Placement Units. As of December 31, 2025 and 2024, the Company had no borrowings under the Working Capital Loans.

ColdQuanta, Inc. dba Infleqtion [Member]
Related Party Transaction [Line Items]
Related Party Transactions
18. Related Party Transactions
Transactions with Universities
University of Colorado-Boulder
The Company considers the University of Colorado-Boulder to be a related party because the Company’s
Co-Founder
and Chief Science Officer concurrently serves as a professor at the University of Colorado-Boulder. The Company sponsors research projects and utilizes laboratory equipment at the University of Colorado-Boulder. Under these contracts, the Company recognized service revenue of $0 and $0.1 million, and cost of services of $0.1 million and $0.1 million during the years ended December 31, 2025 and December 31,2024, respectively. Expenses relate to research and development and use of laboratory equipment. There were no accounts receivable or accrued liabilities outstanding as of December 31, 2025 and 2024.
University of Wisconsin-Madison
The Company’s Chief Scientist for Quantum Information concurrently serves as a professor at the University of Wisconsin-Madison. In his role as a researcher and professor at the university, he has been granted patents held by WARF. Additionally, in June 2016, the Company entered into a research agreement with the Board of

Regents of the University of Wisconsin System on behalf of the University of Wisconsin-Madison to provide research, data and findings in accordance with the terms of the contract and subsequent amendments. The Company recorded $0.5 million of research and development expenses in each of the years ended December 31, 2025 and 2024. Total accrued liabilities of $0.3 million and $0.5 million were outstanding as of December 31, 2025 and December 31, 2024, respectively. As of December 31, 2025, the Company had incurred $4.4 million of its total $4.6 million committed funding.
Other Transactions
In June 2025, the Company announced a new
go-to-market
partnership with SAIC, an investor in the Company’s Series
C-1
convertible redeemable preferred stock. SAIC provides advanced technology solutions to solve and support mission-critical needs across military, intelligence and government agencies. Through this partnership, the Company is expanding the deployment of quantum sensing technologies, including atomic clocks, quantum RF communication and inertial sensing, into defense and aerospace applications.
The Company engages a patent attorney, who is a related party to an officer of the Company, for the preparation and filing of patent applications and other patent-related legal matters. Fees of $0 and $88 thousand were billed by the attorney for patent legal services rendered during the years ended December 31, 2025 and 2024, respectively. There were no accounts payable outstanding as of December 31, 2025 and 2024.
The Company entered into a consulting agreement with the spouse of a member of the Company’s management to provide consulting services on various research and development and customer contracts. The Company paid $190 thousand and $41 thousand in 2025 and 2024, respectively. There were no accounts payable outstanding as of December 31, 2025 and 2024.
The Company occasionally enters into consulting agreements with members of the Company’s Board of Directors and/or investors in the Company to serve in executive roles based on the business’ needs. In 2025, Infleqtion entered into a consulting agreement with Grant Dollens, a member of Infleqtion’s Board of Directors and the previous Interim Chief Financial Officer of Infleqtion. Under the terms of the agreement, Mr. Dollens provides financial and accounting services to the Infleqtion and receives compensation at a rate of $15 thousand per month. Under this agreement, Infleqtion paid Mr. Dollens $213 thousand and $45 thousand in the year ended December 31, 2025 and 2024. Total accounts payable of $36 thousand and $0 were outstanding as of December 31, 2025 and December 31, 2024, respectively,
On December 5, 2025, the Company formally engaged DRS Daylight Solutions, Inc., (“DRS Daylight”) to provide engineering and programming services to the Company, which services had commenced on November 1, 2025. At that time, Mr. Day served as an executive of DRS Daylight and was a member of the Company’s Board of Directors until November 3, 2025, when he resigned as a director. Mr. Day subsequently departed DRS Daylight and joined Monarch Quantum Inc. (“Monarch), a company controlled by Mr. Day, and the Company transitioned the services agreement to Monarch on December 16, 2025. Under the terms of these arrangements, Mr. Day provides engineering and programming services to the Company. Total accounts payable of $1.8 million is outstanding as of December 31, 2025. No amounts were paid during the year ended December 31, 2025.
On December 21, 2025, Eric Bjornholt was appointed to the Company’s Board of Directors. Mr. Bjornholt serves as the Chief Financial Officer of Microchip Technology Inc. During the year ended December 31, 2025, the Company purchased laboratory equipment from Microchip Technology Inc. Total accounts payable of $64 thousand were outstanding as of December 31, 2025. No payments were made during the year ended December 31, 2025.